Columbia Funds Series Trust I

                     Columbia Balanced Fund                                              Columbia Tax-Exempt Fund
              Columbia Conservative High Yield Fund                      Supplement to the Prospectuses and Statement of Additional
                 Columbia Federal Securities Fund                                      Information dated April 1, 2007
                   Columbia Greater China Fund
                Columbia International Stock Fund                                           Columbia Income Fund
                   Columbia Mid Cap Growth Fund                                        Columbia Intermediate Bond Fund
         Columbia Oregon Intermediate Municipal Bond Fund                             Columbia U.S. Treasury Index Fund
                 Columbia Real Estate Equity Fund                                        Columbia World Equity Fund
                 Columbia Small Cap Growth Fund I                        Supplement to the Prospectuses and Statements of Additional
                 Columbia Strategic Investor Fund                                     Information dated August 1, 2007
                     Columbia Technology Fund
   Supplement to the Prospectuses and Statements of Additional
                Information dated January 1, 2007                                          Columbia Core Bond Fund
                                                                         Supplement to the Prospectuses and Statement of Additional
                      Columbia Liberty Fund                                          Information dated September 1, 2006
                  Columbia Asset Allocation Fund
                  Columbia Dividend Income Fund                                     Columbia High Yield Opportunity Fund
                    Columbia Common Stock Fund                                         Columbia Strategic Income Fund
                  Columbia Large Cap Growth Fund                         Supplement to the Prospectuses and Statement of Additional
                 Columbia Disciplined Value Fund                                      Information dated October 1, 2006
                   Columbia Small Cap Core Fund
         Supplement to the Prospectuses and Statements of
          Additional Information dated February 1, 2007                              Columbia High Yield Municipal Fund
                                                                                       Columbia Small Cap Value Fund I
               Columbia California Tax-Exempt Fund                       Supplement to the Prospectuses and Statements of Additional
               Columbia Connecticut Tax-Exempt Fund                                  Information dated November 1, 2006
              Columbia Massachusetts Tax-Exempt Fund
                Columbia New York Tax-Exempt Fund
            Columbia Intermediate Municipal Bond Fund
          Columbia Massachusetts Intermediate Bond Fund
      Columbia Connecticut Intermediate Municipal Bond Fund
       Columbia New Jersey Intermediate Municipal Bond Fund
        Columbia New York Intermediate Municipal Bond Fund
      Columbia Rhode Island Intermediate Municipal Bond Fund
   Supplement to the Prospectuses and Statements of Additional
                 Information dated March 1, 2007

                     (Each a "Fund" and together the "Funds")

         Each Prospectus is revised by adding the following statement to disclosure under the section entitled "Portfolio Holdings Disclosure":

In addition, more current information concerning the Fund's portfolio holdings as of specified dates may also be disclosed on the Columbia Funds' website.

         Each Statement of Additional Information is revised by adding the following statement to disclosure under the section entitled "Disclosure of Portfolio Information" or "Disclosure of Fund Information", as applicable:

      The Fund may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds' website.

      INT-47/134647-0807                                      August 16, 2007